Mortgage Loans Receivable and Bond Portfolio (Details Narrative) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Mortgage Loans Receivable Gross	$ 23,231,337	$ 23,607,655	$ 24,158,787
Church Bonds Owned Gross	16,658,937	15,847,807	14,687,755
Bond Reserve Fund	558,000	458,000	458,000
Agape First Mortgage Bonds	529,000	529,000	429,000
Agape Second Mortgage Bonds	497,000	497,000	497,000
Agape First Mortgage Bonds Gross	7,200,000	7,200,000	7,200,000
Agape Second Mortgage Bonds Gross	715,000	715,000	715,000
Agape Distribution to Bondholders	19	19	19
Principal Balance Agape Bonds	826	826	826
Maturities and Redemption of Bonds	84,000	723,000	217,000
Restructured Mortgage Loans	$ 1,139,544	$ 1,139,544	$ 470,000